Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.5%
Issuer	Shares	Value ($)
Communication Services 1.5%
Entertainment 1.5%
World Wrestling Entertainment, Inc., Class A	52,162	3,660,207
Total Communication Services		3,660,207
Consumer Discretionary 14.5%
Hotels, Restaurants & Leisure 9.5%
Caesars Entertainment, Inc.(a)	53,936	1,739,975
Churchill Downs, Inc.	7,528	1,386,281
Kura Sushi USA, Inc., Class A(a)	28,647	2,107,846
Papa John’s International, Inc.	48,519	3,396,815
Planet Fitness, Inc., Class A(a)	161,845	9,331,983
SeaWorld Entertainment, Inc.(a)	58,768	2,674,532
Wingstop, Inc.	21,425	2,687,124
Total		23,324,556
Internet & Direct Marketing Retail 1.6%
Xometry, Inc., Class A(a)	70,257	3,989,895
Specialty Retail 3.4%
Five Below, Inc.(a)	10,366	1,427,087
Floor & Decor Holdings, Inc., Class A(a)	59,822	4,203,094
Lithia Motors, Inc., Class A	12,872	2,761,687
Total		8,391,868
Total Consumer Discretionary		35,706,319
Consumer Staples 3.9%
Beverages 1.4%
Celsius Holdings, Inc.(a)	37,033	3,358,153
Food & Staples Retailing 2.5%
BJ’s Wholesale Club Holdings, Inc.(a)	84,293	6,137,373
Total Consumer Staples		9,495,526
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Antero Resources Corp.(a)	120,910	3,691,382
Matador Resources Co.	39,162	1,915,805
Northern Oil and Gas, Inc.	219,974	6,029,488
Total		11,636,675
Total Energy		11,636,675
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 2.0%
Banks 1.6%
Live Oak Bancshares, Inc.	97,488	2,983,133
Triumph Bancorp, Inc.(a)	17,609	957,049
Total		3,940,182
Capital Markets 0.4%
Open Lending Corp., Class A(a)	131,921	1,060,645
Total Financials		5,000,827
Health Care 30.3%
Biotechnology 4.2%
Akero Therapeutics, Inc.(a)	12,880	438,564
Arrowhead Pharmaceuticals, Inc.(a)	39,848	1,316,977
Intellia Therapeutics, Inc.(a)	20,968	1,173,369
Iovance Biotherapeutics, Inc.(a)	82,283	788,271
Legend Biotech Corp., ADR(a)	9,220	376,176
Natera, Inc.(a)	99,402	4,355,796
Revolution Medicines, Inc.(a)	65,382	1,289,333
Vericel Corp.(a)	26,721	619,927
Total		10,358,413
Health Care Equipment & Supplies 9.0%
Axonics, Inc.(a)	124,004	8,734,842
BioLife Solutions, Inc.(a)	124,373	2,829,486
Heska Corp.(a)	65,227	4,756,353
ICU Medical, Inc.(a)	21,092	3,176,455
Inspire Medical Systems, Inc.(a)	16,010	2,839,693
Total		22,336,829
Health Care Providers & Services 7.5%
Addus HomeCare Corp.(a)	45,467	4,330,277
Amedisys, Inc.(a)	41,391	4,006,235
Chemed Corp.	23,053	10,064,018
Total		18,400,530
Health Care Technology 2.2%
Doximity, Inc., Class A(a)	132,428	4,001,974
Sharecare, Inc.(a)	716,791	1,361,903
Total		5,363,877
Columbia Variable Portfolio – Small Company Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 7.4%
Bio-Techne Corp.	22,797	6,474,348
Caris Life Sciences, Inc.(a),(b),(c),(d)	308,642	993,827
Codexis, Inc.(a)	276,682	1,676,693
DNA Script(a),(b),(c),(d)	1,585	624,117
Olink Holding AB ADR(a)	110,461	1,340,996
Repligen Corp.(a)	38,398	7,184,650
Total		18,294,631
Total Health Care		74,754,280
Industrials 21.3%
Aerospace & Defense 6.2%
Aerojet Rocketdyne Holdings, Inc.(a)	96,237	3,848,518
Axon Enterprise, Inc.(a)	52,329	6,057,082
Curtiss-Wright Corp.	39,413	5,484,713
Total		15,390,313
Building Products 4.8%
Advanced Drainage Systems, Inc.	67,452	8,389,005
Simpson Manufacturing Co., Inc.	43,188	3,385,939
Total		11,774,944
Machinery 8.0%
Evoqua Water Technologies Corp.(a)	179,902	5,949,359
Helios Technologies, Inc.	80,224	4,059,335
Hillman Solutions Corp.(a)	557,393	4,202,743
Kornit Digital Ltd.(a)	94,302	2,509,376
RBC Bearings, Inc.(a)	14,259	2,963,163
Total		19,683,976
Trading Companies & Distributors 2.3%
SiteOne Landscape Supply, Inc.(a)	55,172	5,745,612
Total Industrials		52,594,845
Information Technology 14.8%
Electronic Equipment, Instruments & Components 0.7%
908 Devices, Inc.(a)	104,220	1,714,419
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.9%
Flywire Corp.(a)	96,920	2,225,283
Semiconductors & Semiconductor Equipment 3.6%
Lattice Semiconductor Corp.(a)	37,526	1,846,654
Onto Innovation, Inc.(a)	109,721	7,027,630
Total		8,874,284
Software 9.6%
Bill.com Holdings, Inc.(a)	21,127	2,796,581
Five9, Inc.(a)	76,141	5,709,052
LiveVox Holdings, Inc.(a)	405,245	1,195,473
Paylocity Holding Corp.(a)	45,130	10,902,506
Workiva, Inc., Class A(a)	41,599	3,236,402
Total		23,840,014
Total Information Technology		36,654,000
Materials 1.5%
Chemicals 1.5%
Livent Corp.(a)	123,110	3,773,321
Total Materials		3,773,321
Total Common Stocks (Cost $276,129,473)		233,276,000

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(e),(f)	13,142,351	13,135,780
Total Money Market Funds (Cost $13,135,780)		13,135,780
Total Investments in Securities (Cost: $289,265,253)		246,411,780
Other Assets & Liabilities, Net		498,549
Net Assets		246,910,329

2	Columbia Variable Portfolio – Small Company Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $1,617,944, which represents 0.66% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2022, the total market value of these securities amounted to $1,617,944, which represents 0.66% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	308,642	2,502,312	993,827
DNA Script	10/01/2021	1,585	1,382,080	624,117
			3,884,392	1,617,944

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	12,081,400	89,856,069	(88,802,320)	631	13,135,780	(4,591)	84,523	13,142,351
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Company Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7025_12_A01_(11/22)